Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000007825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000007826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
C000007828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000007829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Without Sales Load [Member] | C000007825
Average Annual Return [Line Items]
Average Annual Return, Percent	24.97%	14.49%	13.07%
Without Sales Load [Member] | C000007826
Average Annual Return [Line Items]
Average Annual Return, Percent	24.99%	14.51%	13.09%
Without Sales Load [Member] | C000007828
Average Annual Return [Line Items]
Average Annual Return, Percent	23.77%	13.83%	12.52%
Without Sales Load [Member] | C000007829
Average Annual Return [Line Items]
Average Annual Return, Percent	23.77%	13.83%	12.53%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
NACC2 Index: CRSP US Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Index
Average Annual Return, Percent	23.77%	13.81%	12.50%
NACC2 Index: CRSP US Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Index
Average Annual Return, Percent	23.77%	13.81%	12.50%